Note 2 - Summary of Significant Accounting Policies - Stock Options, Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Expected dividend yield		0.00%
Forfeiture rate		0.00%
Non Plan [Member]
Expected dividend yield	0.00%
Forfeiture rate	0.00%
Life in years (Year)	10 years	10 years
Non Plan [Member] | Minimum [Member]
Risk free interest rate	4.10%	3.81%
Expected volatility	87.00%	95.00%
Non Plan [Member] | Maximum [Member]
Risk free interest rate	4.23%	4.34%
Expected volatility	91.00%	117.00%
2024 Equity Incentive Plan [Member]
Expected dividend yield	0.00%
Forfeiture rate	0.00%
Life in years (Year)		10 years
2024 Equity Incentive Plan [Member] | Minimum [Member]
Risk free interest rate	3.69%	3.75%
Expected volatility	73.00%	91.00%
Life in years (Year)	5 years
2024 Equity Incentive Plan [Member] | Maximum [Member]
Risk free interest rate	4.58%	4.58%
Expected volatility	91.00%	96.00%
Life in years (Year)	10 years
2018 Equity Incentive Plan [Member]
Risk free interest rate		4.16%
Expected volatility		99.00%